Goodwill and Intangible Assets, Net (Details) - Schedule of goodwill and intangible assets - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost:
Total cost	$ 4,926	$ 4,352
Accumulated amortization and impairments:
Total accumulated amortization	4,378	4,332
Amortized cost	548	20
Brand name [Member]
Cost:
Total cost	$ 946	946
Weighted average amortization period	4 years 1 month 6 days
Accumulated amortization and impairments:
Total accumulated amortization	$ 946	946
Customer list [Member]
Cost:
Total cost	$ 2,450	2,450
Weighted average amortization period	2 years 6 months
Accumulated amortization and impairments:
Total accumulated amortization	$ 2,450	2,450
Software [Member]
Cost:
Total cost	$ 111	111
Weighted average amortization period	3 years
Accumulated amortization and impairments:
Total accumulated amortization	$ 111	111
Customer relationship [Member]
Cost:
Total cost	1,032	728
Accumulated amortization and impairments:
Total accumulated amortization	$ 731	708
Customer relationship [Member] | Minimum [Member]
Cost:
Weighted average amortization period	7 years
Customer relationship [Member] | Maximum [Member]
Cost:
Weighted average amortization period	8 years 10 months 2 days
Non-competition [Member]
Cost:
Total cost	$ 270
Weighted average amortization period	4 years
Accumulated amortization and impairments:
Total accumulated amortization	$ 23
Backlog [Member]
Cost:
Total cost	117	117
Accumulated amortization and impairments:
Total accumulated amortization	$ 117	$ 117